Pension Plan	12 Months Ended
Dec. 31, 2023
Pension Plan
Pension Plan
11.	Pension Plan

The Company has a qualified 401(k) defined contribution plan that allows eligible employees of the Company to participate in the plan, subject to limitations. The plan allows for discretionary matching contributions by the Company, up to 4% of eligible annual compensation made by participants of the plan. The Company contributions to the plan were $267,751 and $169,905 for the years ended December 31, 2023 and 2022, respectively.